Leases - Schedule of Components of Lease Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating lease expense:
Amortization of ROU asset	$ 53,417	$ 50,978	$ 172,405	$ 154,525	$ 215,231	$ 132,138
Accretion of Operating lease liability	13,574	11,460	39,061	36,453	45,613	25,667
Total operating lease expense	66,991	62,438	211,466	190,978	260,844	157,805
Other lease expense	7,423	20,887	40,279	27,689	61,408	28,012
Total	$ 74,414	$ 83,325	$ 251,745	$ 218,667	$ 322,252	$ 185,817
Remaining lease term:
Operating leases (in years)	8 years 1 month 20 days		8 years 1 month 20 days		8 years 9 months 7 days	9 years 3 months 14 days
Discount rate:
Operating leases	7.24%		7.24%		7.25%	7.03%